Shareholder Report, Holdings (Details)	Dec. 31, 2025
William Blair Growth Fund - Class I | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Growth Fund - Class I | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Growth Fund - Class I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Growth Fund - Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
William Blair Growth Fund - Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Growth Fund - Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Growth Fund - Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Growth Fund - Class I | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Growth Fund - Class I | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Growth Fund - Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
William Blair Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
William Blair Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
William Blair Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
William Blair Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Growth Fund - Class N | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Growth Fund - Class N | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Growth Fund - Class N | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Growth Fund - Class N | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
William Blair Growth Fund - Class N | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Growth Fund - Class N | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Growth Fund - Class N | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Growth Fund - Class N | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Growth Fund - Class N | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Growth Fund - Class N | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
William Blair Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
William Blair Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
William Blair Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
William Blair Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Growth Fund - Class R6 | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Growth Fund - Class R6 | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Growth Fund - Class R6 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Growth Fund - Class R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
William Blair Growth Fund - Class R6 | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Growth Fund - Class R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Growth Fund - Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Growth Fund - Class R6 | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Growth Fund - Class R6 | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Growth Fund - Class R6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
William Blair Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
William Blair Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
William Blair Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
William Blair Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Large Cap Growth Fund - Class I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Large Cap Growth Fund - Class I | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Large Cap Growth Fund - Class I | IDEXX Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Large Cap Growth Fund - Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
William Blair Large Cap Growth Fund - Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Large Cap Growth Fund - Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair Large Cap Growth Fund - Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair Large Cap Growth Fund - Class I | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Large Cap Growth Fund - Class I | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Large Cap Growth Fund - Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
William Blair Large Cap Growth Fund - Class I | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Large Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
William Blair Large Cap Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair Large Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
William Blair Large Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Large Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Large Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Large Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Large Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Large Cap Growth Fund - Class N | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Large Cap Growth Fund - Class N | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Large Cap Growth Fund - Class N | IDEXX Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Large Cap Growth Fund - Class N | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
William Blair Large Cap Growth Fund - Class N | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Large Cap Growth Fund - Class N | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair Large Cap Growth Fund - Class N | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair Large Cap Growth Fund - Class N | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Large Cap Growth Fund - Class N | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Large Cap Growth Fund - Class N | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
William Blair Large Cap Growth Fund - Class N | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Large Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
William Blair Large Cap Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair Large Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
William Blair Large Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Large Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Large Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Large Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Large Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Large Cap Growth Fund - Class R6 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Large Cap Growth Fund - Class R6 | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Large Cap Growth Fund - Class R6 | IDEXX Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Large Cap Growth Fund - Class R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
William Blair Large Cap Growth Fund - Class R6 | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Large Cap Growth Fund - Class R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair Large Cap Growth Fund - Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair Large Cap Growth Fund - Class R6 | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Large Cap Growth Fund - Class R6 | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Large Cap Growth Fund - Class R6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
William Blair Large Cap Growth Fund - Class R6 | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Large Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
William Blair Large Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair Large Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
William Blair Large Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Large Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Large Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Large Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Large Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Mid Cap Value Fund - Class I | Kirby Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Mid Cap Value Fund - Class I | State Street Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Mid Cap Value Fund - Class I | Toll Brothers, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Mid Cap Value Fund - Class I | Donaldson Company, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - Class I | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - Class I | Dover Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - Class I | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - Class I | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - Class I | Royal Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Mid Cap Value Fund - Class I | Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Mid Cap Value Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
William Blair Mid Cap Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
William Blair Mid Cap Value Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
William Blair Mid Cap Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Mid Cap Value Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
William Blair Mid Cap Value Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
William Blair Mid Cap Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
William Blair Mid Cap Value Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
William Blair Mid Cap Value Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
William Blair Mid Cap Value Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Mid Cap Value Fund - CLASS R6 | Kirby Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Mid Cap Value Fund - CLASS R6 | State Street Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Mid Cap Value Fund - CLASS R6 | Toll Brothers, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Mid Cap Value Fund - CLASS R6 | Donaldson Company, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - CLASS R6 | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - CLASS R6 | Dover Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - CLASS R6 | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - CLASS R6 | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - CLASS R6 | Royal Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Mid Cap Value Fund - CLASS R6 | Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Mid Cap Value Fund - CLASS R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
William Blair Mid Cap Value Fund - CLASS R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
William Blair Mid Cap Value Fund - CLASS R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
William Blair Mid Cap Value Fund - CLASS R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Mid Cap Value Fund - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
William Blair Mid Cap Value Fund - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
William Blair Mid Cap Value Fund - CLASS R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
William Blair Mid Cap Value Fund - CLASS R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
William Blair Mid Cap Value Fund - CLASS R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
William Blair Mid Cap Value Fund - CLASS R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Small-Mid Cap Core Fund - Class I | Jones Lang LaSalle Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Core Fund - Class I | IDACORP, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Core Fund - Class I | Ciena Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Core Fund - Class I | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class I | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Core Fund - Class I | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Core Fund - Class I | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Core Fund - Class I | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class I | Diebold Nixdorf, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Core Fund - Class I | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Small-Mid Cap Core Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Small-Mid Cap Core Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Small-Mid Cap Core Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
William Blair Small-Mid Cap Core Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
William Blair Small-Mid Cap Core Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Small-Mid Cap Core Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
William Blair Small-Mid Cap Core Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
William Blair Small-Mid Cap Core Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small-Mid Cap Core Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Small-Mid Cap Core Fund - Class R6 | Jones Lang LaSalle Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Core Fund - Class R6 | IDACORP, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Core Fund - Class R6 | Ciena Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Core Fund - Class R6 | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class R6 | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Core Fund - Class R6 | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Core Fund - Class R6 | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Core Fund - Class R6 | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Diebold Nixdorf, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Core Fund - Class R6 | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Small-Mid Cap Core Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Small-Mid Cap Core Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
William Blair Small-Mid Cap Core Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
William Blair Small-Mid Cap Core Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Small-Mid Cap Core Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
William Blair Small-Mid Cap Core Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
William Blair Small-Mid Cap Core Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small-Mid Cap Core Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Small-Mid Cap Growth Fund - Class I | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small-Mid Cap Growth Fund - Class I | Ciena Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small-Mid Cap Growth Fund - Class I | Pure Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small-Mid Cap Growth Fund - Class I | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund - Class I | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund - Class I | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class I | Madrigal Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class I | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund - Class I | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Growth Fund - Class I | Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Small-Mid Cap Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Growth Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Small-Mid Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
William Blair Small-Mid Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Small-Mid Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
William Blair Small-Mid Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
William Blair Small-Mid Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Small-Mid Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair Small-Mid Cap Growth Fund - Class N | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small-Mid Cap Growth Fund - Class N | Ciena Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small-Mid Cap Growth Fund - Class N | Pure Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small-Mid Cap Growth Fund - Class N | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund - Class N | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund - Class N | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class N | Madrigal Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class N | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund - Class N | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Growth Fund - Class N | Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Small-Mid Cap Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Growth Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Small-Mid Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
William Blair Small-Mid Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Small-Mid Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
William Blair Small-Mid Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
William Blair Small-Mid Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Small-Mid Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair Small-Mid Cap Growth Fund - Class R6 | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small-Mid Cap Growth Fund - Class R6 | Ciena Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small-Mid Cap Growth Fund - Class R6 | Pure Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small-Mid Cap Growth Fund - Class R6 | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund - Class R6 | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund - Class R6 | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class R6 | Madrigal Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class R6 | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund - Class R6 | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Growth Fund - Class R6 | Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Small-Mid Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Small-Mid Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
William Blair Small-Mid Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Small-Mid Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
William Blair Small-Mid Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
William Blair Small-Mid Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Small-Mid Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair Small-Mid Cap Value Fund - Class I | Eastern Bankshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Value Fund - Class I | SouthState Bank Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class I | Royal Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class I | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class I | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class I | Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class I | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class I | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Value Fund - Class I | Commercial Metals Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class I | Atmus Filtration Technologies Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Value Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Small-Mid Cap Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Small-Mid Cap Value Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small-Mid Cap Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair Small-Mid Cap Value Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Value Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
William Blair Small-Mid Cap Value Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
William Blair Small-Mid Cap Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
William Blair Small-Mid Cap Value Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Small-Mid Cap Value Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair Small-Mid Cap Value Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Value Fund - Class R6 | Eastern Bankshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Value Fund - Class R6 | SouthState Bank Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class R6 | Royal Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class R6 | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class R6 | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class R6 | Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class R6 | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class R6 | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Value Fund - Class R6 | Commercial Metals Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class R6 | Atmus Filtration Technologies Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Value Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Small-Mid Cap Value Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Small-Mid Cap Value Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small-Mid Cap Value Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair Small-Mid Cap Value Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Value Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
William Blair Small-Mid Cap Value Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
William Blair Small-Mid Cap Value Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
William Blair Small-Mid Cap Value Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Small-Mid Cap Value Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair Small-Mid Cap Value Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small Cap Growth Fund - Class I | Diebold Nixdorf, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Growth Fund - Class I | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class I | Lumentum Holdings Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small Cap Growth Fund - Class I | Twist Bioscience Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class I | Establishment Labs Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class I | Champion Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class I | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class I | Balchem Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class I | Alignment Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class I | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Small Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
William Blair Small Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair Small Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
William Blair Small Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
William Blair Small Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Small Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small Cap Growth Fund - Class N | Diebold Nixdorf, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Growth Fund - Class N | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class N | Lumentum Holdings Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small Cap Growth Fund - Class N | Twist Bioscience Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class N | Establishment Labs Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class N | Champion Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class N | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class N | Balchem Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class N | Alignment Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class N | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Small Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
William Blair Small Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair Small Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
William Blair Small Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
William Blair Small Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Small Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small Cap Growth Fund - Class R6 | Diebold Nixdorf, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Growth Fund - Class R6 | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class R6 | Lumentum Holdings Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small Cap Growth Fund - Class R6 | Twist Bioscience Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class R6 | Establishment Labs Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class R6 | Champion Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class R6 | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class R6 | Balchem Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class R6 | Alignment Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class R6 | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Small Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
William Blair Small Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair Small Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
William Blair Small Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
William Blair Small Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Small Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small Cap Value Fund - Class I | Banc Of California, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class I | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class I | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class I | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class I | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class I | Gulfport Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class I | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class I | Atlantic Union Bankshares Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class I | Commercial Metals Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund - Class I | Atmus Filtration Technologies Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Small Cap Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Small Cap Value Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Small Cap Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
William Blair Small Cap Value Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Value Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
William Blair Small Cap Value Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
William Blair Small Cap Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
William Blair Small Cap Value Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Small Cap Value Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Small Cap Value Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Small Cap Value Fund - Class N | Banc Of California, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class N | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class N | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class N | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class N | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class N | Gulfport Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class N | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class N | Atlantic Union Bankshares Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class N | Commercial Metals Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund - Class N | Atmus Filtration Technologies Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Small Cap Value Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Small Cap Value Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Small Cap Value Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
William Blair Small Cap Value Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Value Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
William Blair Small Cap Value Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
William Blair Small Cap Value Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
William Blair Small Cap Value Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Small Cap Value Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Small Cap Value Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Small Cap Value Fund - Class R6 [Member] | Banc Of California, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class R6 [Member] | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class R6 [Member] | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class R6 [Member] | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class R6 [Member] | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class R6 [Member] | Gulfport Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class R6 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class R6 [Member] | Atlantic Union Bankshares Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class R6 [Member] | Commercial Metals Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund - Class R6 [Member] | Atmus Filtration Technologies Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund - Class R6 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Small Cap Value Fund - Class R6 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Small Cap Value Fund - Class R6 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Small Cap Value Fund - Class R6 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
William Blair Small Cap Value Fund - Class R6 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Value Fund - Class R6 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
William Blair Small Cap Value Fund - Class R6 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
William Blair Small Cap Value Fund - Class R6 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
William Blair Small Cap Value Fund - Class R6 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Small Cap Value Fund - Class R6 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Small Cap Value Fund - Class R6 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Global Leaders Fund - CLASS I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
William Blair Global Leaders Fund - CLASS I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
William Blair Global Leaders Fund - CLASS I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Global Leaders Fund - CLASS I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Global Leaders Fund - CLASS I | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Global Leaders Fund - CLASS I | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Global Leaders Fund - CLASS I | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Global Leaders Fund - CLASS I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Global Leaders Fund - CLASS I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Global Leaders Fund - CLASS I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Global Leaders Fund - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Global Leaders Fund - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair Global Leaders Fund - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
William Blair Global Leaders Fund - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
William Blair Global Leaders Fund - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
William Blair Global Leaders Fund - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair Global Leaders Fund - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
William Blair Global Leaders Fund - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Global Leaders Fund - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - CLASS I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Global Leaders Fund - CLASS I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
William Blair Global Leaders Fund - CLASS I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.00%
William Blair Global Leaders Fund - CLASS I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
William Blair Global Leaders Fund - CLASS I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair Global Leaders Fund - CLASS I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
William Blair Global Leaders Fund - CLASS N | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
William Blair Global Leaders Fund - CLASS N | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
William Blair Global Leaders Fund - CLASS N | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Global Leaders Fund - CLASS N | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Global Leaders Fund - CLASS N | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Global Leaders Fund - CLASS N | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Global Leaders Fund - CLASS N | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Global Leaders Fund - CLASS N | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Global Leaders Fund - CLASS N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Global Leaders Fund - CLASS N | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Global Leaders Fund - CLASS N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - CLASS N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Global Leaders Fund - CLASS N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair Global Leaders Fund - CLASS N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
William Blair Global Leaders Fund - CLASS N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
William Blair Global Leaders Fund - CLASS N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
William Blair Global Leaders Fund - CLASS N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair Global Leaders Fund - CLASS N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
William Blair Global Leaders Fund - CLASS N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Global Leaders Fund - CLASS N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - CLASS N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Global Leaders Fund - CLASS N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
William Blair Global Leaders Fund - CLASS N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.00%
William Blair Global Leaders Fund - CLASS N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
William Blair Global Leaders Fund - CLASS N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair Global Leaders Fund - CLASS N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
William Blair Global Leaders Fund - Class R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
William Blair Global Leaders Fund - Class R6 | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
William Blair Global Leaders Fund - Class R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Global Leaders Fund - Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Global Leaders Fund - Class R6 | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Global Leaders Fund - Class R6 | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Global Leaders Fund - Class R6 | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Global Leaders Fund - Class R6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Global Leaders Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Global Leaders Fund - Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Global Leaders Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Global Leaders Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair Global Leaders Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
William Blair Global Leaders Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
William Blair Global Leaders Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
William Blair Global Leaders Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair Global Leaders Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
William Blair Global Leaders Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Global Leaders Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Global Leaders Fund - Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
William Blair Global Leaders Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.00%
William Blair Global Leaders Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
William Blair Global Leaders Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair Global Leaders Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
William Blair International Leaders Fund - Class I | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Leaders Fund - Class I | Banco Bilbao Vizcaya Argentaria S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Leaders Fund - Class I | Heidelberg Materials AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Leaders Fund - Class I | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund - Class I | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - Class I | Hon Hai Precision Industry Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair International Leaders Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair International Leaders Fund - Class I | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Leaders Fund - Class I | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair International Leaders Fund - Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair International Leaders Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair International Leaders Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair International Leaders Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair International Leaders Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
William Blair International Leaders Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
William Blair International Leaders Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
William Blair International Leaders Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
William Blair International Leaders Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
William Blair International Leaders Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair International Leaders Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair International Leaders Fund - Class I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
William Blair International Leaders Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
William Blair International Leaders Fund - Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair International Leaders Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair International Leaders Fund - Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair International Leaders Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Leaders Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
William Blair International Leaders Fund - Class N | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Leaders Fund - Class N | Banco Bilbao Vizcaya Argentaria S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Leaders Fund - Class N | Heidelberg Materials AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Leaders Fund - Class N | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund - Class N | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - Class N | Hon Hai Precision Industry Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair International Leaders Fund - Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair International Leaders Fund - Class N | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Leaders Fund - Class N | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair International Leaders Fund - Class N | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair International Leaders Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair International Leaders Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair International Leaders Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair International Leaders Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
William Blair International Leaders Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
William Blair International Leaders Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
William Blair International Leaders Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
William Blair International Leaders Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
William Blair International Leaders Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair International Leaders Fund - Class N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair International Leaders Fund - Class N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
William Blair International Leaders Fund - Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
William Blair International Leaders Fund - Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair International Leaders Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair International Leaders Fund - Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair International Leaders Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Leaders Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
William Blair International Leaders Fund - Class R6 | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Leaders Fund - Class R6 | Banco Bilbao Vizcaya Argentaria S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Leaders Fund - Class R6 | Heidelberg Materials AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Leaders Fund - Class R6 | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund - Class R6 | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - Class R6 | Hon Hai Precision Industry Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair International Leaders Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair International Leaders Fund - Class R6 | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Leaders Fund - Class R6 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair International Leaders Fund - Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair International Leaders Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair International Leaders Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair International Leaders Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair International Leaders Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
William Blair International Leaders Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
William Blair International Leaders Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
William Blair International Leaders Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
William Blair International Leaders Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
William Blair International Leaders Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair International Leaders Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair International Leaders Fund - Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
William Blair International Leaders Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
William Blair International Leaders Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair International Leaders Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair International Leaders Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair International Leaders Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Leaders Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
William Blair International Growth Fund - Class I | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Growth Fund - Class I | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Growth Fund - Class I | Hon Hai Precision Industry Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund - Class I | UniCredit S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class I | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Growth Fund - Class I | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund - Class I | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Growth Fund - Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair International Growth Fund - Class I | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair International Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair International Growth Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair International Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair International Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
William Blair International Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
William Blair International Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
William Blair International Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
William Blair International Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair International Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair International Growth Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair International Growth Fund - Class I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
William Blair International Growth Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
William Blair International Growth Fund - Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair International Growth Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair International Growth Fund - Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Growth Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair International Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
William Blair International Growth Fund - Class N | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Growth Fund - Class N | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Growth Fund - Class N | Hon Hai Precision Industry Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund - Class N | UniCredit S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class N | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Growth Fund - Class N | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund - Class N | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Growth Fund - Class N | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair International Growth Fund - Class N | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair International Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair International Growth Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair International Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair International Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
William Blair International Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
William Blair International Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
William Blair International Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
William Blair International Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair International Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair International Growth Fund - Class N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair International Growth Fund - Class N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
William Blair International Growth Fund - Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
William Blair International Growth Fund - Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair International Growth Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair International Growth Fund - Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Growth Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair International Growth Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
William Blair International Growth Fund - Class R6 | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Growth Fund - Class R6 | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Growth Fund - Class R6 | Hon Hai Precision Industry Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund - Class R6 | UniCredit S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class R6 | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Growth Fund - Class R6 | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund - Class R6 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Growth Fund - Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair International Growth Fund - Class R6 | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair International Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair International Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair International Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair International Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
William Blair International Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
William Blair International Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
William Blair International Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
William Blair International Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair International Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair International Growth Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair International Growth Fund - Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
William Blair International Growth Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
William Blair International Growth Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair International Growth Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair International Growth Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair International Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
William Blair Institutional International Growth Fund - Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Institutional International Growth Fund - Institutional Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Institutional International Growth Fund - Institutional Class | Hon Hai Precision Industry Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Institutional International Growth Fund - Institutional Class | UniCredit S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Institutional International Growth Fund - Institutional Class | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Institutional International Growth Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Institutional International Growth Fund - Institutional Class | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Institutional International Growth Fund - Institutional Class | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Institutional International Growth Fund - Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Institutional International Growth Fund - Institutional Class | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Institutional International Growth Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Institutional International Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair Institutional International Growth Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Institutional International Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Institutional International Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Institutional International Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
William Blair Institutional International Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
William Blair Institutional International Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
William Blair Institutional International Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
William Blair Institutional International Growth Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Institutional International Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Institutional International Growth Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair Institutional International Growth Fund - Institutional Class | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
William Blair Institutional International Growth Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
William Blair Institutional International Growth Fund - Institutional Class | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Institutional International Growth Fund - Institutional Class | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Institutional International Growth Fund - Institutional Class | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Institutional International Growth Fund - Institutional Class | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Institutional International Growth Fund - Institutional Class | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
William Blair International Small Cap Growth Fund-Class I | Azimut Holding SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair International Small Cap Growth Fund-Class I | Bizlink Holding Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Small Cap Growth Fund-Class I | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Small Cap Growth Fund-Class I | OBIC Business Consultants Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund-Class I | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund-Class I | Dassault Aviation SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund-Class I | Brunello Cucinelli SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund-Class I | Bufab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund-Class I | Definity Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund-Class I | Hon. Precision, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund-Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Small Cap Growth Fund-Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair International Small Cap Growth Fund-Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair International Small Cap Growth Fund-Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair International Small Cap Growth Fund-Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair International Small Cap Growth Fund-Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
William Blair International Small Cap Growth Fund-Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
William Blair International Small Cap Growth Fund-Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
William Blair International Small Cap Growth Fund-Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
William Blair International Small Cap Growth Fund-Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
William Blair International Small Cap Growth Fund-Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair International Small Cap Growth Fund-Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%
William Blair International Small Cap Growth Fund-Class I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
William Blair International Small Cap Growth Fund-Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
William Blair International Small Cap Growth Fund-Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair International Small Cap Growth Fund-Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair International Small Cap Growth Fund-Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair International Small Cap Growth Fund-Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair International Small Cap Growth Fund-Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
William Blair International Small Cap Growth Fund-Class N | Azimut Holding SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair International Small Cap Growth Fund-Class N | Bizlink Holding Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Small Cap Growth Fund-Class N | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Small Cap Growth Fund-Class N | OBIC Business Consultants Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund-Class N | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund-Class N | Dassault Aviation SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund-Class N | Brunello Cucinelli SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund-Class N | Bufab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund-Class N | Definity Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund-Class N | Hon. Precision, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund-Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Small Cap Growth Fund-Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair International Small Cap Growth Fund-Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair International Small Cap Growth Fund-Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair International Small Cap Growth Fund-Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair International Small Cap Growth Fund-Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
William Blair International Small Cap Growth Fund-Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
William Blair International Small Cap Growth Fund-Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
William Blair International Small Cap Growth Fund-Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
William Blair International Small Cap Growth Fund-Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
William Blair International Small Cap Growth Fund-Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair International Small Cap Growth Fund-Class N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%
William Blair International Small Cap Growth Fund-Class N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
William Blair International Small Cap Growth Fund-Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
William Blair International Small Cap Growth Fund-Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair International Small Cap Growth Fund-Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair International Small Cap Growth Fund-Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair International Small Cap Growth Fund-Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair International Small Cap Growth Fund-Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
William Blair International Small Cap Growth Fund - Class R6 | Azimut Holding SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair International Small Cap Growth Fund - Class R6 | Bizlink Holding Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Small Cap Growth Fund - Class R6 | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Small Cap Growth Fund - Class R6 | OBIC Business Consultants Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund - Class R6 | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund - Class R6 | Dassault Aviation SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund - Class R6 | Brunello Cucinelli SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund - Class R6 | Bufab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund - Class R6 | Definity Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund - Class R6 | Hon. Precision, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Small Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair International Small Cap Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair International Small Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair International Small Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair International Small Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
William Blair International Small Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
William Blair International Small Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
William Blair International Small Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
William Blair International Small Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
William Blair International Small Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair International Small Cap Growth Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%
William Blair International Small Cap Growth Fund - Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
William Blair International Small Cap Growth Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
William Blair International Small Cap Growth Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair International Small Cap Growth Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair International Small Cap Growth Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair International Small Cap Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair International Small Cap Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
William Blair Emerging Markets Leaders Fund - Class I | NU Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Leaders Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
William Blair Emerging Markets Leaders Fund - Class I | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Leaders Fund - Class I | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Emerging Markets Leaders Fund - Class I | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Emerging Markets Leaders Fund - Class I | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Leaders Fund - Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
William Blair Emerging Markets Leaders Fund - Class I | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Emerging Markets Leaders Fund - Class I | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Emerging Markets Leaders Fund - Class I | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Leaders Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Leaders Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
William Blair Emerging Markets Leaders Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
William Blair Emerging Markets Leaders Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
William Blair Emerging Markets Leaders Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
William Blair Emerging Markets Leaders Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair Emerging Markets Leaders Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Emerging Markets Leaders Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Leaders Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Emerging Markets Leaders Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets Leaders Fund - Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
William Blair Emerging Markets Leaders Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair Emerging Markets Leaders Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
William Blair Emerging Markets Leaders Fund - Class N | NU Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Leaders Fund - Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
William Blair Emerging Markets Leaders Fund - Class N | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Leaders Fund - Class N | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Emerging Markets Leaders Fund - Class N | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Emerging Markets Leaders Fund - Class N | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Leaders Fund - Class N | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
William Blair Emerging Markets Leaders Fund - Class N | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Emerging Markets Leaders Fund - Class N | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Emerging Markets Leaders Fund - Class N | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Leaders Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Leaders Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
William Blair Emerging Markets Leaders Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
William Blair Emerging Markets Leaders Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
William Blair Emerging Markets Leaders Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
William Blair Emerging Markets Leaders Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair Emerging Markets Leaders Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Emerging Markets Leaders Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Leaders Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Emerging Markets Leaders Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets Leaders Fund - Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
William Blair Emerging Markets Leaders Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair Emerging Markets Leaders Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
William Blair Emerging Markets Leaders Fund - Class R6 | NU Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Leaders Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
William Blair Emerging Markets Leaders Fund - Class R6 | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Leaders Fund - Class R6 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Emerging Markets Leaders Fund - Class R6 | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Emerging Markets Leaders Fund - Class R6 | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Leaders Fund - Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
William Blair Emerging Markets Leaders Fund - Class R6 | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Emerging Markets Leaders Fund - Class R6 | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Emerging Markets Leaders Fund - Class R6 | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Leaders Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Leaders Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
William Blair Emerging Markets Leaders Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
William Blair Emerging Markets Leaders Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
William Blair Emerging Markets Leaders Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
William Blair Emerging Markets Leaders Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair Emerging Markets Leaders Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Emerging Markets Leaders Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Leaders Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Emerging Markets Growth Fund - Class I | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
William Blair Emerging Markets Growth Fund - Class I | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair Emerging Markets Growth Fund - Class I | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Emerging Markets Growth Fund - Class I | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class I | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class I | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class I | Naspers Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Growth Fund - Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Emerging Markets Growth Fund - Class I | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Emerging Markets Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Emerging Markets Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Growth Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
William Blair Emerging Markets Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
William Blair Emerging Markets Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
William Blair Emerging Markets Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
William Blair Emerging Markets Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
William Blair Emerging Markets Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
William Blair Emerging Markets Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Emerging Markets Growth Fund - Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
William Blair Emerging Markets Growth Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Emerging Markets Growth Fund - Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair Emerging Markets Growth Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
William Blair Emerging Markets Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.50%
Emerging William Blair Markets Growth Fund - Class N | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging William Blair Markets Growth Fund - Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Emerging William Blair Markets Growth Fund - Class N | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Emerging William Blair Markets Growth Fund - Class N | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Emerging William Blair Markets Growth Fund - Class N | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging William Blair Markets Growth Fund - Class N | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging William Blair Markets Growth Fund - Class N | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging William Blair Markets Growth Fund - Class N | Naspers Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Emerging William Blair Markets Growth Fund - Class N | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Emerging William Blair Markets Growth Fund - Class N | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Emerging William Blair Markets Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Emerging William Blair Markets Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging William Blair Markets Growth Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Emerging William Blair Markets Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Emerging William Blair Markets Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Emerging William Blair Markets Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Emerging William Blair Markets Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Emerging William Blair Markets Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Emerging William Blair Markets Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Emerging William Blair Markets Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Emerging William Blair Markets Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Emerging William Blair Markets Growth Fund - Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Emerging William Blair Markets Growth Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Emerging William Blair Markets Growth Fund - Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Emerging William Blair Markets Growth Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Emerging William Blair Markets Growth Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.50%
William Blair Emerging Markets Growth Fund - Class R6 | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
William Blair Emerging Markets Growth Fund - Class R6 | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair Emerging Markets Growth Fund - Class R6 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Emerging Markets Growth Fund - Class R6 | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class R6 | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class R6 | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class R6 | Naspers Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Growth Fund - Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Emerging Markets Growth Fund - Class R6 | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Emerging Markets Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Emerging Markets Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
William Blair Emerging Markets Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
William Blair Emerging Markets Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
William Blair Emerging Markets Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
William Blair Emerging Markets Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
William Blair Emerging Markets Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
William Blair Emerging Markets Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Emerging Markets Growth Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
William Blair Emerging Markets Growth Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Emerging Markets Growth Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair Emerging Markets Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
William Blair Emerging Markets Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.50%
William Blair Emerging Markets ex China Growth Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
William Blair Emerging Markets ex China Growth Fund - Class I | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair Emerging Markets ex China Growth Fund - Class I | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Emerging Markets ex China Growth Fund - Class I | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets ex China Growth Fund - Class I | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets ex China Growth Fund - Class I | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets ex China Growth Fund - Class I | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets ex China Growth Fund - Class I | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets ex China Growth Fund - Class I | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets ex China Growth Fund - Class I | Naspers Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets ex China Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Emerging Markets ex China Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Emerging Markets ex China Growth Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
William Blair Emerging Markets ex China Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Emerging Markets ex China Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets ex China Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
William Blair Emerging Markets ex China Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
William Blair Emerging Markets ex China Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
William Blair Emerging Markets ex China Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Emerging Markets ex China Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets ex China Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Emerging Markets ex China Growth Fund - Class I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair Emerging Markets ex China Growth Fund - Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Emerging Markets ex China Growth Fund - Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
William Blair Emerging Markets ex China Growth Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair Emerging Markets ex China Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.20%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair Emerging Markets ex China Growth Fund - Class R6 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Emerging Markets ex China Growth Fund - Class R6 | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets ex China Growth Fund - Class R6 | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets ex China Growth Fund - Class R6 | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Naspers Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Emerging Markets ex China Growth Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.20%
William Blair Emerging Markets Small Cap Growth Fund - Class I | ASELSAN Elektronik Sanayi ve Ticaret A.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Small Cap Growth Fund - Class I | GE Vernova T And D India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Hon. Precision, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Neway Valve (Suzhou) Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Small Cap Growth Fund - Class I | JB Financial Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class I | BNK Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Laureate Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Taiwan Union Technology Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Airtel Africa PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Karur Vysya Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Emerging Markets Small Cap Growth Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Emerging Markets Small Cap Growth Fund - Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
William Blair Emerging Markets Small Cap Growth Fund-Class N | ASELSAN Elektronik Sanayi ve Ticaret A.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Small Cap Growth Fund-Class N | GE Vernova T And D India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Hon. Precision, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Neway Valve (Suzhou) Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Small Cap Growth Fund-Class N | JB Financial Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund-Class N | BNK Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Laureate Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Taiwan Union Technology Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Airtel Africa PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Karur Vysya Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Emerging Markets Small Cap Growth Fund-Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Emerging Markets Small Cap Growth Fund-Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
William Blair Emerging Markets Small Cap Growth Fund-Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | ASELSAN Elektronik Sanayi ve Ticaret A.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | GE Vernova T And D India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Hon. Precision, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Neway Valve (Suzhou) Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | JB Financial Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | BNK Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Laureate Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Taiwan Union Technology Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Airtel Africa PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Karur Vysya Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
William Blair China Growth Fund - Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
William Blair China Growth Fund - Class I | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
William Blair China Growth Fund - Class I | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair China Growth Fund - Class I | Zhongji Innolight Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair China Growth Fund - Class I | Eoptolink Technology Inc., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair China Growth Fund - Class I | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair China Growth Fund - Class I | Zijin Mining Group Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair China Growth Fund - Class I | Foxconn Industrial Internet Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair China Growth Fund - Class I | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair China Growth Fund - Class I | China Merchants Bank Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair China Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
William Blair China Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
William Blair China Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
William Blair China Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
William Blair China Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
William Blair China Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
William Blair China Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair China Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair China Growth Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair China Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
William Blair China Growth Fund - Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
William Blair China Growth Fund - Class R6 | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
William Blair China Growth Fund - Class R6 | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair China Growth Fund - Class R6 | Zhongji Innolight Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair China Growth Fund - Class R6 | Eoptolink Technology Inc., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair China Growth Fund - Class R6 | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair China Growth Fund - Class R6 | Zijin Mining Group Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair China Growth Fund - Class R6 | Foxconn Industrial Internet Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair China Growth Fund - Class R6 | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair China Growth Fund - Class R6 | China Merchants Bank Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair China Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
William Blair China Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
William Blair China Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
William Blair China Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
William Blair China Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
William Blair China Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
William Blair China Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair China Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair China Growth Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair China Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
William Blair Emerging Markets Debt Fund - Class I | Argentina Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets Debt Fund - Class I | Egypt Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Debt Fund - Class I | Dominican Republic International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Debt Fund - Class I | Romania Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Debt Fund - Class I | Hungary Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Debt Fund - Class I | Sri Lanka Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Debt Fund - Class I | Ecuador Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Debt Fund - Class I | Petroleos Mexicanos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Debt Fund - Class I | Oman Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Debt Fund - Class I | Paraguay Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Debt Fund - Class I | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair Emerging Markets Debt Fund - Class I | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Debt Fund - Class I | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
William Blair Emerging Markets Debt Fund - Class I | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
William Blair Emerging Markets Debt Fund - Class I | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
William Blair Emerging Markets Debt Fund - Class I | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
William Blair Emerging Markets Debt Fund - Class I | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
William Blair Emerging Markets Debt Fund - Class I | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Emerging Markets Debt Fund - Class I | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets Debt Fund - Class I | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Emerging Markets Debt Fund - Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
William Blair Emerging Markets Debt Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
William Blair Emerging Markets Debt Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
William Blair Emerging Markets Debt Fund - Class R6 | Argentina Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets Debt Fund - Class R6 | Egypt Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Debt Fund - Class R6 | Dominican Republic International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Debt Fund - Class R6 | Romania Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Debt Fund - Class R6 | Hungary Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Debt Fund - Class R6 | Sri Lanka Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Debt Fund - Class R6 | Ecuador Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Debt Fund - Class R6 | Petroleos Mexicanos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Debt Fund - Class R6 | Oman Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Debt Fund - Class R6 | Paraguay Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Debt Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair Emerging Markets Debt Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Debt Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
William Blair Emerging Markets Debt Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
William Blair Emerging Markets Debt Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
William Blair Emerging Markets Debt Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
William Blair Emerging Markets Debt Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
William Blair Emerging Markets Debt Fund - Class R6 | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Emerging Markets Debt Fund - Class R6 | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets Debt Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Emerging Markets Debt Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
William Blair Emerging Markets Debt Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
William Blair Emerging Markets Debt Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%